Financial Risk Management - Summary of Movement of Interest Bearing Liabilities and Related Derivatives (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from interest bearing liabilities	$ 8,182	$ 1,164	$ 568
Settlements of debt related instruments	(677)		167
Repayment of interest bearing liabilities	(3,289)	(3,391)
Change from Net financing cash flows	4,216	(2,227)
Bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	2,472	2,260
Proceeds from interest bearing liabilities	5,450	1,150
Repayment of interest bearing liabilities	(1,087)	(941)
Change from Net financing cash flows	4,363	209
Other movements:
Acquisition of subsidiaries and operations	688
Foreign exchange impacts	(23)	3
Other interest bearing liabilities/derivative related changes	2
At the end of the financial year	7,502	2,472	2,260
Notes and debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	11,363	14,769
Proceeds from interest bearing liabilities	2,732
Repayment of interest bearing liabilities	(1,610)	(1,232)
Change from Net financing cash flows	1,122	(1,232)
Other movements:
Interest rate impacts	(803)	(1,286)
Foreign exchange impacts	128	(894)
Other interest bearing liabilities/derivative related changes	9	6
At the end of the financial year	11,819	11,363	14,769
Lease Liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	2,576	3,896
Repayment of interest bearing liabilities	(576)	(1,163)
Change from Net financing cash flows	(576)	(1,163)
Other movements:
Acquisition of subsidiaries and operations	423
Divestment And Demerger Of Subsidiaries And Operations		(492)
Foreign exchange impacts	12	(126)
Lease additions	542	866
Re-measurements of index-linked freight contracts	53	(369)
Other interest bearing liabilities/derivative related changes	(11)	(36)
At the end of the financial year	3,019	2,576	3,896
Bank overdraft and short-term borrowings [member]
Other movements:
Other interest bearing liabilities/derivative related changes	5
At the end of the financial year	5
Other interest bearing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	17	58
Proceeds from interest bearing liabilities		14
Repayment of interest bearing liabilities	(16)	(55)
Change from Net financing cash flows	(16)	(41)
Other movements:
Foreign exchange impacts		(2)
Other interest bearing liabilities/derivative related changes	(1)	2
At the end of the financial year		17	58
Cross currency and interest rate swaps [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	1,688	(557)
Settlements of debt related instruments	(677)
Change from Net financing cash flows	(677)
Other movements:
Interest rate impacts	691	1,277
Foreign exchange impacts	(127)	898
Other interest bearing liabilities/derivative related changes	(3)	70
At the end of the financial year	$ 1,572	$ 1,688	$ (557)